Schedule I — Parent Only Financial Information - Schedule of Condensed Statements of Operations (Details) - Parent [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other incomes
Interest income	$ 13
Total other incomes	13
Income before taxes	13
Provision for income taxes
Net income	$ 13